Convertible Redeemable Preferred Shares (Details) - USD ($)		3 Months Ended			6 Months Ended
	Apr. 10, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Convertible Redeemable Preferred Shares [Line Items]
Aggregate principal balance	$ 100,000,000
Excess carrying value of preferred shares repurchased (in Dollars)	$ 38,093,537		$ 38,093,537			$ 38,093,537
Preferred share redemption value				$ 21,702,737		$ 21,702,737
Unsecured Promissory Note [Member]
Convertible Redeemable Preferred Shares [Line Items]
Unsecured promissory note principal		$ 50,000,000			$ 50,000,000
Unsecured promissory note mature date					Apr. 10, 2027
Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Repurchase of shares (in Shares)	3,017,119
Carrying value of the preferred stock repurchased	$ 138,093,537
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of shares (in Shares)	269,381,830
Conversion value (in Dollars)	$ 2,745,357,933